Business Combinations	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Business Combinations
29.	BUSINESS COMBINATIONS
During 2025, the Group acquired GOODCARE and its subsidiaries, and HydroTron Power Co., Ltd., which have been included in the Group’s consolidated financial statements (Notes 4 and 14). Their respective financial statements were not material and constituted less than 1% of net and total assets, operating revenues, and profit of the Group’s consolidated financial statements.
Except for the above, the information of the Group’s business combinations was disclosed as follows:

a.	Subsidiaries acquired

Subsidiary	Principal Activity	Date of Acquisition	Proportion of Voting Equity Interests Acquired (%)	Consideration Transferred
				NT$

Hirschmann	Holding company and the group engaged in the design and manufacturing of automotive components	October 27, 2023	100.00	$2,317,201

ASEPCAYMAN	Engaged in the packaging and testing of semiconductors	August 1, 2024	100.00	$1,096,373

CHE	Engaged in the packaging and testing of semiconductors	August 1, 2024	100.00	$1,945,678

b.	Consideration transferred

	Hirschmann	ASEPCAYMAN	CHE
	NT$	NT$	NT$

Cash	$2,317,201	$725,059	$1,713,092
Contingent considerations	-	371,314	232,586

	$2,317,201	$1,096,373	$1,945,678

In March 2023, the board of directors of USISH resolved to establish a special purpose vehicle (“SPV”, of which 75.1% ownership is owned by USISH’s wholly-owned subsidiary, Universal Global Technology Co., Limited (“UGT”), and 24.9% ownership is owned by an unrelated party, Ample Trading, Co., Ltd. (“Ample Trading”)). The SPV then acquired the automotive wireless business (hereunder, the “Target Business”) carved out from an unrelated party, TE Connectivity Ltd. The consideration for the acquisition was approximately NT$2,317,201 thousand, equivalent to US$71,452 thousand as the original transaction currency, which was based on the overall valuation of the Target Business and an adjustment for the net debt and net working capital of the Target Business as of the settlement date. The consideration was fully paid in October 2023 and May 2024, respectively.
In February 2024, ASE and ASE (Korea) Inc. entered into share purchase agreements with Cypress Semiconductor Technology Ltd. and Infineon Technologies AG to acquire 100% shareholdings of ASEPCAYMAN and CHE, respectively. The final purchase price was
adjusted accord
ing
to
the method stipulated in the share purchase agreements. In 2024, NT$725,059 thousand (EUR20,403 thousand) and NT$1,713,092 thousand (EUR48,239 thousand) was paid, respectively. In addition, according to the share purchase agreements, if operating revenue of ASEPCAYMAN and CHE reaches the predetermined target in the respective years of 2025, 2026 and 2027, the remaining consideration will be paid in annual tranches. If the target is not reached in any of the three years, the corresponding portion of the remaining consideration will be paid in 2028. As of December 31,
2024 and
2025, the remaining consideration was recognized as contingent considerations under the line item of financial liabilities at FVTPL.

c.	Assets acquired and liabilities assumed at the date of acquisition

	Hirschmann	ASEPCAYMAN	CHE
	NT$	NT$	NT$

Assets
Cash and cash equivalents	$118,419	$404,573	$1,381,103
Trade and other receivables	1,336,203	213,592	87,935
Inventories	1,079,301	58,564	112,115
Property, plant and equipment	745,660	919,648	421,792
Right-of-use assets	143,629	-	96,894
Others	167,521	69,707	197,450
Liabilities
Trade and other payables	(745,653)	(263,095)	(200,453)
Lease liabilities	(143,629)	-	(96,894)
Net defined benefit liabilities	(204,975)	(158,053)	-
Others	(200,276)	(71,848)	(54,264)

Fair value of identifiable net assets acquired	$2,296,200	$1,173,088	$1,945,678

d.	Goodwill (gain on bargain purchase) recognized on acquisition

	Hirschmann	ASEPCAYMAN	CHE
	NT$	NT$	NT$

Consideration transferred	$2,317,201	$1,096,373	$1,945,678
Less: Fair value of identifiable net assets acquired	(2,296,200)	(1,173,088)	(1,945,678)

Goodwill (gain on bargain purchase) recognized on acquisition	$21,001	$(76,715)	$-

The goodwill from acquisitions mainly represents the control premium. In addition, the consideration paid for acquisitions effectively included amounts attributed to the benefits of expected revenue growth and future market expansions. These benefits are not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets.
The goodwill recognized on acquisitions is not expected to be deductible for income tax purposes.
The Group has completed the identification of the difference between the cost of the investment and the Group’s share of the net fair value of Hirschmann’s, ASEPCAYMAN’s and CHE’s identifiable assets and liabilities in 2024.

e.	Net cash outflow on acquisition of subsidiaries

	Hirschmann	ASEPCAYMAN	CHE
	NT$	NT$	NT$

Consideration paid in cash	$2,317,201	$725,059	$1,713,092
Less: Cash and cash equivalents acquired	(118,419)	(404,573)	(1,381,103)

Net cash outflow on acquisition of subsidiaries	$2,198,782	$320,486	$331,989

f.	Impact of acquisitions on the results of the Group’s operations
The results of operations from the subsidiaries acquired since the acquisition dates included in the consolidated statements of comprehensive income and were as follows:

	$	$	$
	Hirschmann (For the period from October 27, 2023 through December 31, 2023)	ASEPCAYMAN (For the period from August 1, 2024 through December 31, 2024)	CHE (For the period from August 1, 2024 through December 31, 2024)
	NT$	NT$	NT$

Operating revenue	$1,017,423	$518,026	$825,216

Net profit (loss)	$46,075	$(69,186)	$152,594

Had the abovementioned business combinations been in effect at the beginning of each annual reporting period, the Group’s pro-forma operating revenues and profit would have been NT$586,489,731 thousand and NT$37,084,732 thousand for the year ended December 31, 2023, respectively, and NT$597,015,838 thousand and NT$33,865,233 thousand for the year ended December 31, 2024, respectively. This pro-forma information is for illustrative purposes only and is not necessarily an indication of the operating revenue and results of operations of the Group that actually would have been achieved had the acquisition been completed at the beginning of each annual reporting period, nor is it intended to be a projection of future results.
In determining the pro-forma operating revenue and profit for the period had each subsidiary been acquired at the beginning of each respective annual reporting period, the Group has calculated the depreciation of property, plant and equipment and the amortization of intangible assets acquired on the basis of the fair values at the initial accounting for the business combination rather than the carrying amounts recognized in the respective pre-acquisition financial statements.